As filed with the Securities and Exchange Commission
                          on or about January 26, 2005

                                                              File No. 333-91800
                                                                    CIK #1173982



                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                 Post-Effective
                                 Amendment No. 1
                                       to
                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

               Claymore Securities Defined Portfolios, Series 130


                      Name and executive office address of
                                   Depositor:

                            Claymore Securities, Inc.
                            2455 Corporate West Drive
                              Lisle, Illinois 60532


                     Name and complete address of agents for
                                    service:

                            Claymore Securities, Inc.
                        Attention: Nicholas Dalmaso, Esq.
                  Senior Managing Director and General Counsel
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

                             Chapman and Cutler LLP
                          Attention: Eric F. Fess, Esq.
                             111 West Monroe Street
                             Chicago, Illinois 60603

        ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on January 26, 2005 pursuant to paragraph (b) of Rule 485.





               CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 130

                            NATIONAL INVESTMENT GRADE
                      MUNICIPAL DEFINED PORTFOLIO, SERIES 1
                          PENNSYLVANIA INVESTMENT GRADE
                      MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                                    PART ONE

                     The date of this Part One is that date
                which is set forth in Part Two of the Prospectus

         Claymore Securities Defined Portfolios, Series 130 National Investment Grade Municipal Defined Portfolio, Series 1 (the "National Trust") and Claymore Securities Defined Portfolios, Series 130 Pennsylvania Investment Grade Municipal Defined Portfolio, Series 1 (the "Pennsylvania Trust") (the "Trusts" and each a "Trust") seek to obtain federal tax-exempt interest income (and Pennsylvania state tax-exempt interest income for the Pennsylvania Trust) through an investment in a fixed portfolio of long term, investment grade municipal bonds. The Trusts also have objectives, which include conservation of capital and liquidity of investment. Investment grade bonds are bonds that are rated at least in the category of BBB by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Fitch Ratings ("Fitch") or "Baa" by Moody's Investors Service, Inc. ("Moody's"). A rating in the category of BBB or Baa is the lowest investment grade rating. See "Description of Municipal Bond Ratings."

         Units of the Trust are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

                       SPONSOR: CLAYMORE SECURITIES, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        This Prospectus is in two parts.

          The investor is advised to read and retain both parts of this
                        Prospectus for future reference.

   THE DATE OF THIS PART ONE PROSPECTUS IS THAT DATE WHICH IS SET FORTH IN PART TWO OF THE PROSPECTUS.




                TABLE OF CONTENTS

                                                PAGE


SUMMARY.............................................1

THE TRUST...........................................2

PORTFOLIOS..........................................3
     Risk Factors...................................5

INTEREST AND ESTIMATED LONG-TERM
     AND CURRENT RETURNS...........................14

TAX STATUS OF THE TRUST............................15

TAX REPORTING AND REALLOCATION.....................19

PUBLIC OFFERING OF UNITS...........................20
     Public Offering Price.........................20
     Accrued Interest..............................22
     Public Distribution of Units..................23
     Profits of Sponsor............................24

MARKET FOR UNITS...................................24

REDEMPTION.........................................24
     Computation of Redemption Price...............26

UNITHOLDERS........................................26
     Ownership of Units............................26
     Distributions to Unitholders..................27
     Statement to Unitholders......................28
     Rights of Unitholders.........................29

INVESTMENT SUPERVISION.............................30

SPONSOR............................................30
     The Sponsor...................................30
     Limitations on Liability......................31
     Responsibility................................31
     Resignation...................................32

TRUSTEE............................................32
     The Trustee...................................32
     Limitations on Liability......................33
     Responsibility................................33
     Resignation...................................33

EVALUATOR..........................................33
     The Evaluator.................................33
     Limitations on Liability......................33
     Responsibility................................34
     Resignation...................................34

AMENDMENT AND TERMINATION..........................34

EXPENSES OF THE TRUST..............................35

LEGAL OPINIONS.....................................36

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......36

DESCRIPTION OF BOND RATINGS........................37
     Standard & Poor's Rating......................37
     Moody's Investors Service Rating..............38
     Fitch Ratings.................................39

Where to Learn More

You can contact us for free information about this and other investments.

Visit us on the Internet http://www.claymoresecurities.com

By e-mail
invest@claymoresecurities.com

Call Claymore
(800) 345-7999
Pricing Line (888) 248-4954

Call The Bank of New York
(800) 701-8178 (investors)
(800) 647-3383 (brokers)

Additional Information

This prospectus does not contain all information filed with the Securities and Exchange Commission. To obtain or copy this information (a duplication fee may be required):

   E-mail:      publicinfo@sec.gov
                ------------------
   Write:       Public Reference Section, Washington, D.C. 20549-0102

   Visit:       http://www.sec.gov (EDGAR Database)
   Call:        1-202-942-8090 (only for information on the
                operation of the Public Reference Section)


--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

--------------------------------------------------------------------------------

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

Essential Information*
Report of Independent Registered Public Accounting Firm*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedules of Investments*
Notes to Financial Statements*





SUMMARY

         The Trusts. The Trusts are each a unit investment trust consisting of diversified portfolios (the "Series"), each portfolio consisting of obligations ("Municipal Bonds," "Securities" or "Bonds") issued by or on behalf of states of the United States or counties, municipalities, authorities or political subdivisions thereof. Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts. See "Sponsor." The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

         The objective of each Series of the Trust is to seek to obtain federal tax-exempt interest income (and Pennsylvania state tax-exempt interest income for the Pennsylvania Trust) through an investment in a fixed portfolio of long term, investment grade municipal bonds. The Trusts also have objectives, which include conservation of capital and liquidity of investment. Investment grade bonds are bonds that are rated at least in the category of BBB. Interest on certain Municipal Bonds in certain of the Trusts may be a preference item for purposes of the alternative minimum tax. Accordingly, such Trusts may be appropriate only for investors who are not subject to the alternative minimum tax. There is, of course, no guarantee that the Trusts' objectives will be achieved.

         All of the Municipal Bonds in a Series of the Trust were rated in the category "BBB" or better by Standard & Poor's or Fitch or "Baa" by Moody's on the date such Series was established (the "Date of Deposit"). Ratings of the Municipal Bonds may have changed since the Date of Deposit. See "Description of Municipal Bond Ratings" herein and the "Schedule of Investments" in Part Two.

         The Units, each of which represents a pro rata undivided fractional interest in the Municipal Bonds deposited in the appropriate Series of the Trust, are issued and outstanding Units which have been reacquired by the Sponsor either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. No offering is being made on behalf of the Trust and any profit or loss realized on the sale of Units will accrue to the Sponsor and/or the firm reselling such Units.

         Public Offering Price. The Public Offering Price per Unit of a Series of the Trust is equal to a pro rata share of the aggregate bid prices of the Municipal Bonds in such Series (plus or minus a pro rata share of cash, if any, in the Principal Account, held or owned by the Series) plus Purchased Interest, if any, plus a sales charge shown under "Public Offering of Units." In addition, there will be added to each transaction an amount equal to the accrued interest from the last Record Date of such Series to the date of settlement (three business days after order)(such amount is referred to as Daily Accrued Interest in the case of certain Series). The sales charge is reduced on a graduated scale as indicated under "Public Offering of Units--Public Offering Price."

         Interest and Principal Distributions. Distributions of the estimated annual interest income to be received by a Series of the Trust, after deduction of estimated expenses, will be made monthly unless the Unitholder elects to receive such distributions semi-annually. Distributions will be paid on the Distribution Dates to holders of record of such Series on the Record Dates set forth for the applicable option. See "Essential Information" in Part Two. The distribution of funds, if any, in the Principal Account of each Series, will be made monthly to Unitholders of Record on the appropriate dates. See "Essential Information" in Part Two.

         Estimated Current Return and Estimated Long-Term Return. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price of such Trust. The estimated net annual interest income per Unit will vary with changes in fees and expenses of such Trust and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities and with changes in the Purchased Interest, if any; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

         Market for Units. While under no obligation to do so, the Sponsor intends, subject to change at any time, to maintain a market for the Units of each Series of the Trust and to continuously offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Municipal Bonds in such Series of the Trust. If such a market is not maintained and no other over-the-counter market is available, Unitholders will still be able to dispose of their Units through redemption by the Trustee at prices based upon the aggregate bid price of the Municipal Bonds in such Series of the Trust. See "Redemption."

         Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest on a bond when due, volatile interest rates, early call provisions, and changes to the tax status of the Municipal Bonds. See "Portfolios--Risk Factors."

THE TRUST

         Each Series of the Trust is one of a series of unit investment trusts created by the Sponsor under the laws of the State of New York pursuant to a Trust Agreement* (the "Agreement"). Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts. See "Sponsor." The Bank of New York is the Trustee of the Trusts.

         The objectives of each Series of the Trust are to seek to obtain federal tax-exempt interest income (and Pennsylvania state tax-exempt interest income for the Pennsylvania Trust) through an investment in a fixed portfolio of long term, investment grade municipal bonds. The Trusts also have objectives, which include conservation of capital and liquidity of investment. Investment grade bonds are bonds that are rated at least in the category of BBB. Interest on certain Municipal Bonds in the Trusts may be a preference item for purposes of the alternative minimum tax. Accordingly, such Trusts may be appropriate only for the investors who are not subject to the alternative minimum tax. There is, of course, no guarantee that the Trusts' objectives will be achieved.

         A Series of the Trust may be an appropriate investment vehicle for investors who desire to participate in a portfolio of tax-exempt, fixed income securities with greater diversification than they might be able to acquire individually. In addition, Municipal Bonds of the type deposited in the Trust are often not available in small amounts.

         Each Series of the Trust consists of a portfolio of interest bearing obligations issued by or on behalf of states of the United States or counties, municipalities, authorities or political subdivisions thereof the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from all Federal income taxes (and for the Pennsylvania Trust the interest on the obligations of Pennsylvania state income taxes) under existing law, but may be subject to state and local taxes. Proceeds from the maturity, redemption or sale of the Municipal Bonds in a Series of the Trust, unless used to pay for Units tendered for redemption, will be distributed to Unitholders of such Series and will not be utilized to purchase replacement or additional Municipal Bonds for the Series.

         The Units, each of which represents a pro rata undivided fractional interest in the principal amount of Municipal Bonds deposited in a Series of the Trust, are issued and outstanding Units which have been reacquired by the Sponsor either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. No offering is being made on behalf of the Trust or any Series thereof and any profit or loss realized on the sale of Units will accrue to the Sponsor and/or the firm reselling such Units. To the extent that Units of a Series of the Trust are redeemed, the principal amount of Municipal Bonds in such Series will be reduced and the undivided fractional interest represented by each outstanding Unit of the Series will increase. See "Redemption."

PORTFOLIOS

         In selecting the Municipal Bonds which comprise the portfolio of a Series of the Trust, the following requirements were deemed to be of primary importance: (a) a minimum rating of "BBB" by Standard & Poor's or Fitch or "Baa" by Moody's (see "Description of Municipal Bond Ratings"); (b) whether the Municipal Bonds selected would generate income exempt from regular federal income taxes (and Pennsylvania state income taxes for the Pennsylvania Trust) imposed on holders of units; (c) the maturity dates of the Municipal Bonds (including whether such bonds may be called or redeemed prior to their stated maturity); (d) the diversity of the purpose of issue of the Municipal Bonds; and
(e) the cost of the Municipal Bonds relative to what the Sponsor believes is their value.

         Subsequent to the Date of Deposit, a Municipal Bond may cease to be rated or its rating may be reduced below the minimum required as of the Date of Deposit. Neither event requires the elimination of such investment from the portfolio, but may be considered in the Sponsor's determination to direct the Trustee to dispose of the investment. See "Investment Supervision" herein and "Schedule of Investments" in Part Two.

         The Sponsor may not alter the portfolio of a Series of the Trust, except that certain of the Municipal Bonds may be sold upon the happening of certain extraordinary circumstances. See "Investment Supervision."

         Certain Series of the Trust contain Municipal Bonds which may be subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of such Series, and the net annual interest income of the Series and may reduce the Estimated Long-Term Returns and/or Estimated Current Return. See "Interest and Estimated Long-Term and Current Returns." Each Trust portfolio contains a listing of the sinking fund and call provisions, if any, with respect to each of the debt obligations. Extraordinary optional redemptions and mandatory redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of Municipal Bonds or may require the mandatory redemption of Municipal Bonds include among others: a final determination that the interest on the Municipal Bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Municipal Bonds were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Municipal Bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the Municipal Bonds were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the Municipal Bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes not imposed on the date the Municipal Bonds are issued on the issuer of the Municipal Bonds or the user of the proceeds of the Municipal Bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Municipal Bonds; an overestimate of the costs of the project to be financed with proceeds of the Municipal Bonds resulting in excess proceeds of the Municipal Bonds which may be applied to redeem Municipal Bonds; or an underestimate of a source of funds securing the Municipal Bonds resulting in excess funds which may be applied to redeem Municipal Bonds. The Sponsor is unable to predict all of the circumstances which may result in such redemption of an issue of Municipal Bonds.

         The Sponsor and the Trustee shall not be liable in any way for any default, failure or defect in any Municipal Bond.

        Risk Factors.  An investment in Units is subject to the following risks:

         Insurance. Some of the bonds in a Trust may be insured or guaranteed (the "Insured Bonds") by one of the following insurers: Ambac Assurance Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance Inc. ("FSA"), or MBIA Insurance Corporation ("MBIA") (collectively, the "Insurance Companies"). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of each of these companies, unless otherwise indicated, is rated AAA by Standard & Poor's or another acceptable national rating service. The ratings are subject to change at any time at the discretion of the ratings agencies. The cost of this insurance is borne either by the issuers or previous owners of the bonds. The Sponsor does not insure the bonds in conjunction with their deposit in a Trust and makes no representations with regard to the adequacy of the insurance covering any of the Insured Bonds. The insurance policies are non-cancellable and will continue in force so long as the bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Insured Bonds. However, the insurance policies do not guarantee the market value of the Insured Bonds or the value of the Units. The above information relating to the Insurance Companies has been obtained from publicly available information. No representation is made as to the accuracy or adequacy of the information or as to the absence of material adverse changes since the information was made available to the public.

         Failure of Issuers to Pay Interest and/or Principal. The primary risk associated with an investment in Bonds is that the issuer or an insurer of the Bond will default on principal and/or interest payments when due on the Bond. Such a default would have the effect of lessening the income generated by the Trust and/or the value of the Trust's Units. The bond ratings assigned by major rating organizations are an indication of the issuer's ability to make interest and principal payments when due on its bonds. Subsequent to the date of deposit the rating assigned to a bond may decline. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any bond.

         Fixed-Rate Bonds. An investment in Units of the Trust should be made with an understanding of the risks entailed in investments in fixed-rate bonds, including the risk that the value of such bonds (and, therefore, of the Units) will decline with increases in interest rates or a decrease in the federal income tax rate. Inflation and economic recession are two of the major factors, among others, which contribute to fluctuations in interest rates and the values of fixed-rate bonds.

         Original Issue Discount Bonds and Zero Coupon Bonds. Certain of the Bonds in the Trust may be original issue discount bonds and/or zero coupon bonds. Original issue discount bonds are bonds originally issued at less than the market interest rate. Zero coupon bonds are original issue discount bonds that do not provide for the payment of any current interest. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than bonds of comparable quality that pay current income. For federal income tax purposes, original issue discount on tax-exempt bonds must be accrued over the term of the bonds. On sale or redemption of the bonds, the difference between (i) the amount realized (other than amounts treated as tax-exempt income) and (ii) the tax basis of such bonds (properly adjusted, in the circumstances described below, for the accrual of original issue discount) will be treated as taxable gain or loss. See "Federal Tax Status" herein.

         Market Discount. The Portfolio of the Trust may consist of some Bonds whose market values were below face value on the Initial Date of Deposit. A primary reason for the market value of such Bonds being less than face value at maturity is that the interest rate of such Bonds is at lower rates than the current market interest rate for comparably rated Bonds. Bonds selling at market discounts tend to increase in market value as they approach maturity. A market discount tax-exempt Bond held to maturity will have a larger portion of its total return in the form of taxable ordinary income and less in the form of tax-exempt income than a comparable Bond bearing interest at current market rates.

         Risk Inherent in an Investment in Different Types of Bonds. Concentration Risk. The Trust may contain or be concentrated in one or more of the classifications of Bonds referred to below. A Trust is considered to be "concentrated" in a particular category when the Bonds in that category constitute 25% or more of the aggregate value of the Portfolio. This makes the Trust less diversified and subject to more market risk. An investment in Units of the Trust should be made with an understanding of the risks that these investments may entail, certain of which are described below.

         General Obligation Bonds. Certain of the Bonds in the Portfolio may be general obligations of a governmental entity that are secured by the taxing power of the entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of state constitutions or laws. An entity's credit will depend on many factors: tax base, reliance on federal or state aid, and factors which are beyond the entity's control.

         Appropriations Bonds. Certain Bonds in the Trust may be Bonds that are, in whole or in part, subject to and dependent upon either the governmental entity making appropriations from time to time or the continued existence of special temporary taxes which require legislative action for their reimposition. The availability of any appropriation is subject to the willingness or ability of the governmental entity to continue to make such special appropriations or to reimpose such special taxes. The obligation to make lease payments exists only to the extent of the monies available to the governmental entity therefor, and no liability is incurred by the governmental entity beyond the monies so appropriated. Once an annual appropriation is made, the governmental entity's obligation to make lease rental payments is absolute and unconditional regardless of any circumstances or occurrences which might arise. In the event of non-appropriation, certificateholders' or bondowners' sole remedy (absent credit enhancement) generally is limited to repossession of the collateral for resale or releasing. In the event of non-appropriation, the Sponsor may instruct the Trustee to sell such Bonds.

         Industrial Development Revenue Bonds ("IDRs"). IDRs including pollution control revenue bonds, are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry.

         Hospital and Health Care Facility Bonds. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will be sufficient to cover the costs associated with their bonds. It also may be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

         Housing Bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects. Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities. To the extent that these obligations were valued at a premium when a Unitholder purchased Units, any prepayment at par would result in a loss of capital to the Unitholder and reduce the amount of income that would otherwise have been paid to Unitholders.

         Power Bonds. The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates they may charge their customers, the demand for a utility's services and the cost of providing those services. Utilities may also be subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility's results of operations. The Sponsor cannot predict at this time the ultimate effect of such factors on the ability of any issuers to meet their obligations with respect to Bonds.

         Water and Sewer Revenue Bonds. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, the possible inability to obtain rate increases, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of "no growth" zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

         University and College Bonds. The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors include the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds, the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution's ability to make payment on its own.

         Lease Rental Bonds. Lease rental bonds are predominantly issued by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the authorities are financing vehicles created solely for the construction of buildings or the purchase or equipment that will be used by a state or local government. Thus, the bonds are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the bonds. Lease rental bonds are subject to the risk that the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These bonds are also subject to the risk of abatement in many states as rental bonds cease in the event that damage, destruction or condemnation of the project prevents its use by the lessee. Also, in the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the reletting or sale of the project.

         Capital Improvement Facility Bonds. The Portfolio of a Trust may contain Bonds which are in the capital improvement facilities category. Capital improvement bonds are bonds issued to provide funds to assist political subdivisions or agencies of a state through acquisition of the underlying debt of a state or local political subdivision or agency. The risks of an investment in such bonds include the risk of possible prepayment or failure of payment of proceeds on and default of the underlying debt.

         Solid Waste Disposal Bonds. Bonds issued for solid waste disposal facilities are generally payable from tipping fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products. The ability of solid waste disposal facilities to meet their obligations depends upon the continued use of the facility, the successful and efficient operation of the facility and, in the case of waste-to-energy facilities, the continued ability of the facility to generate electricity on a commercial basis. Also, increasing environmental regulation of the federal, state and local level has a significant impact on waste disposal facilities. While regulation requires most waste producers to use waste disposal facilities, it also imposes significant costs on the facilities.

         Moral Obligation Bonds. The Trust may also include "moral obligation" bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. Thus, such a commitment generally requires appropriation by the state legislature and accordingly does not constitute a legally enforceable obligation of debt of the state. The agencies or authorities generally have no taxing power.

         Refunded Bonds. Refunded bonds are typically secured by direct obligations of the U.S. Government, or in some cases obligations guaranteed by the U.S. Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally non-callable prior to maturity or the predetermined redemption date. In a few isolated instances to date, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

         Airport, Port and Highway Revenue Bonds. Certain facility revenue bonds are payable from and secured by the revenues from the ownership and operation of particular facilities, such as airports, highways and port authorities. Airport operating income may be affected by the ability of airlines to meet their obligations under the agreements with airports. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as use fees from ports, tolls on turnpikes and bridges and rents from buildings. Payment may be adversely affected by reduction in revenues due to such factors and increased cost of maintenance or decreased use of a facility. The Sponsor cannot predict what effect conditions may have on revenues which are dependent for payment on these bonds.

         Special Tax Bonds. Special tax bonds are payable for and secured by the revenues derived by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. Also, should spending on the particular goods or services that are subject to the special tax decline, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

         Tax Allocation Bonds. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds are located. Bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: variations in taxable values of property in the project area; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

         Transit Authority Bonds. Mass transit is generally not self-supporting from fare revenues. Additional financial resources must be made available to ensure operation of mass transit systems as well as the timely payment of debt service. Often such financial resources include federal and state subsidies, lease rentals paid by funds of the state or local government or a pledge of a special tax. If fare revenues or the additional financial resources do not increase appropriately to pay for rising operating expenses, the ability of the issuer to adequately service the debt may be adversely affected.

         Convention Facility Bonds. The Portfolio of a Trust may contain Bonds of issuers in the convention facilities category. Bonds in the convention facilities category include special limited obligation securities issued to finance convention and sports facilities payable from rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention centers or sports facilities.

         Correctional Facility Bonds. The Portfolio of a Trust may contain Bonds of issuers in the correctional facilities category. Bonds in the correctional facilities category include special limited obligation securities issued to construct, rehabilitate and purchase correctional facilities payable from governmental rental payments and/or appropriations.

         Litigation and Legislation. To the best knowledge of the Sponsor, there is no litigation pending as of the Initial Date of Deposit in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, with respect to Bonds in the Trust. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that the Bond has been validly issued and that the interest thereon is exempt from regular federal income tax. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds.

         Tax Exemption. From time to time Congress considers proposals to tax the interest on state and local obligations, such as the Bonds. The Supreme Court has concluded that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could adversely affect an investment in Units. See "Federal Tax Status" herein for a more detailed discussion concerning the tax consequences of an investment in Units. Unitholders are urged to consult their own tax advisers.

         Pennsylvania. The Pennsylvania Trust, as its portfolio consists of Securities from Pennsylvania, is susceptible to political, economic or regulatory factors affecting issuers of Pennsylvania municipal obligations (the "Pennsylvania Municipal Obligations"). These include the possible adverse effects of certain Pennsylvania constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided below is only a brief summary of the complex factors affecting the financial situation in Pennsylvania and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in Pennsylvania or contained in Official Statements for various Pennsylvania Municipal Obligations.

         The following information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the Pennsylvania Trust and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the Commonwealth and various agencies and political subdivisions thereof. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the Pennsylvania Trust, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the Pennsylvania Trust to pay interest on or principal of such bonds.

         The Outlook for Pennsylvania. The Commonwealth of Pennsylvania ("Pennsylvania" or the "Commonwealth") historically has been identified as a heavy industry state, although that reputation has been changing as the industrial composition of Pennsylvania's economy continues to diversify into the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, particularly in crop and livestock products as well as agribusiness and food related industries.

         Pennsylvania's labor market continues to struggle through the recovery. Job losses and lack of significant growth following the recent recession continue to adversely impact the Commonwealth. Pennsylvania has been experiencing a lower unemployment rate than the U.S. as a whole. However, this is because of the lack of growth in the State's labor force over the past few years. Pennsylvania's labor force is down 2.1 percent and employment is down 1.2 percent since January 2003. As a result, most reductions in the Pennsylvania unemployment rate seen since February 2003 are primarily the result of a smaller labor force rather than actual job creation.

         Employment growth in Pennsylvania has been moving in the opposite direction from the national economy. As opposed to the moderately growing national employment base, Pennsylvania has been experiencing a net loss in employment growth since January 2003. A struggling recovery and the lack of job growth are also having impacts on national and State personal income growth. Growth in real personal income within Pennsylvania lagged the national rate during the most recent period when the economy was expanding. However, growth in national real personal income slowed to a level below that of the Commonwealth during the recession and the subsequent "non-recovery" period. The prior trend of Pennsylvania growth lagging below U.S. growth is expected to re-appear as U.S. economic growth accelerates to more robust levels. Since the national economy is projected to expand, the divergence between the growth in State and national real personal income is projected to reappear. Uncertainty remains regarding the relative strength and sustainability of the current recovery, particularly in Pennsylvania.

         Commonwealth Financial Structure. The Constitution and the laws of the Commonwealth require all payments from the State Treasury, with the exception of refunds of taxes, licenses, fees and other charges, to be made only by duly enacted appropriations. Amounts appropriated from a fund may not exceed its actual and estimated revenues for the fiscal year plus any unappropriated surplus available. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund and the State Lottery
Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund (a lapse) if not spent or encumbered by the end of the fiscal year. The Commonwealth's fiscal year begins July 1 and ends June 30.

         The General Fund. The General Fund, the Commonwealth's largest operating fund, may be used to assess Pennsylvania's financial position and activities for the fiscal year ended June 30, 2003. It accounts for all revenues and other receipts that are not required by law to be accounted for or deposited in other special funds and reflects a significant portion of Commonwealth expenditures. Tax revenues, principally personal and corporate income and sales and use taxes, constitute approximately two-thirds of the General Fund budgetary basis revenues. The functional assignments for General Fund expenditures are: direction and supportive services, protection of persons and property, health and human services, public education, recreation and cultural enrichment, economic development, transportation and transfers to debt service funds for all obligations except those incurred for highway or other special revenue fund purposes.

         During the five-year period from fiscal year 1998 through fiscal year 2002, total revenues and other sources increased by an average of 4.7 percent annually. Tax revenues during the same period increased by an annual average of
2.1 percent. Recent slow economic growth and the resulting slow growth from tax revenues have caused fees and license income and other financing sources such as transfers from other funds to become a larger portion of income to the General Fund for fiscal year 2002. Operating transfers, transfers from components and other additions totaled $474.1 million in fiscal year 2002, an increase of $395.8 million from the prior fiscal year. Increased transfers from balances held by the state-owned liquor store system, a legislated transfer of prior-year unspent funds from Tobacco Settlement Fund and a transfer of equity by the Pennsylvania Industrial Development Board account for the major portion of this increase. Expenditures and other uses during the fiscal years 1998 through 2002 rose an average annual rate of 6.5 percent.

         The General Fund balance at June 30, 2002 totaled $2,902.4 million, a decrease of $1,582.7 million from the balance at June 30, 2001 (restated). The transfer of $853.9 million of accumulated tobacco settlement receipts and associated investment earnings to the Tobacco Settlement Fund, a special revenue fund, accounts for a major portion of the General Fund's decline in fund balance. The fiscal year 2002 year-end unreserved-undesignated portion of the fund balance was $1,483.3 million, $41.5 million below the amount recorded for fiscal year 2001.

         Debt Administration. The Constitution of the Commonwealth permits the Commonwealth to incur the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate debt approval, (iii) debt for capital projects subject to an aggregate debt limit of
1.75 times the annual average tax returns of the preceding five fiscal years and
(iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts. Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund except for debt issued for highway purposes, which is paid from Motor License Fund appropriations.

         Net outstanding general obligation debt totaled $6,059.3 million at June 30, 2002, a net increase of $643.1 million from June 30, 2001. Nearly 20 percent of this increase was attributed to a $116.3 million decline in sinking fund balances during the fiscal year. By using balances to pay debt service, fiscal year 2002 debt service appropriation amounts from the General Fund were reduced. Over the 10-year period ended June 30, 2002, total net outstanding general obligation debt increased at an annual rate of 2.2 percent. Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 4.8 percent.

         Risk Management. The Commonwealth maintains ongoing training and information programs to reduce risks associated with employee injury and negligence, contract compliance, tort liabilities and property losses. The Commonwealth became self-insured for employee disability and medical claims on July 1, 1983. The Commonwealth is also self-insured for annuitant medical/hospital benefits and tort liabilities, including automobile, employee and transportation-related claims. Reserves have been established to fund self-insured claims. Third-party coverage is obtained for property losses in excess of $1 million per occurrence, to a limit of $100 million per occurrence. Coverage for property losses less than $1 million or more than $100 million is maintained through the Commonwealth's self-insurance program.

         Employment. Non-agricultural employment in Pennsylvania over the ten years ending in 2002 increased at an average annual rate of 1.0 percent compared with a 1.0 percent rate for the Middle Atlantic region and 1.8 percent rate for the U.S. Pennsylvania's annual average unemployment rate was equivalent to the national average throughout the 1990's. From 1998 through 2002, Pennsylvania's annual average unemployment rate was below the Middle Atlantic Region's average, but slightly higher than that of the U.S. As of February 2003, Pennsylvania had a seasonally adjusted unemployment rate of 6.2 percent.

         Philadelphia. The City of Philadelphia ("Philadelphia") is the largest city in the Commonwealth, with an estimated 1998 population of 1.43 million according to the U.S. Bureau of the Census, ranking 6th in metropolitan areas of the U.S. Philadelphia functions both as a first class city and county for the purpose of administering various governmental programs.

         Ratings. All outstanding general obligation bonds of the Commonwealth of Pennsylvania are rated AA by Standard & Poor's; Aa2 by Moody's; and AA by Fitch. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

         Local Issuances. It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

INTEREST AND ESTIMATED LONG-TERM AND CURRENT RETURNS

         As of the opening of business on the date indicated therein, the Estimated Current Returns, if applicable, and the Estimated Long-Term Returns for the Trust were as set forth under "Essential Information" in Part Two of this Prospectus. Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trust and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities and with changes in Purchased Interest, if any; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and
(2) takes into account the expenses and sales charge associated with the Trust Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only net annual interest income and Public Offering Price.

         See Appendix A for the federal taxable equivalent yield table showing a range of hypothetical tax-free estimated current returns for the National Trust. See Appendix B for the Pennsylvania taxable equivalent yield table showing a range of hypothetical tax-free estimated current returns for the Pennsylvania Trust.



TAX STATUS OF THE TRUST

         Federal Tax Status.

         This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

         Assets of the Trusts. Each Trust will hold various debt obligations (the "Bonds") of state and local governmental entities. All of the assets held by a Trust constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Bonds constitute debt the interest on which is excluded from gross income for federal income tax purposes.

         Trust Status. The Trusts will not be taxed as corporations for federal income tax purposes. As a Unitholder, you will be treated as the owner of a pro rata portion of the assets of your Trust, and as such you will be considered to have received a pro rata share of income (e.g., accruals of market discount and capital gains, if any) from the Trust Assets when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust Assets which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

         Exclusion from Gross Income of Interest. At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities, based on certain representations and subject to compliance with certain covenants. In addition, with respect to certain Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, counsel to the Trust, nor any of the Special Counsel to the Trusts for State tax matters have made any special review for the Trusts of the proceedings relating to the issuance of the Bonds, the bases for the bond counsel opinions, or compliance with the covenants required for tax-exemption. The Internal Revenue Service (the "Service") has an ongoing program of auditing tax-exempt obligations to determine whether, in the view of the Service, interest on such tax-exempt obligations is includible in the gross income of the owners thereof for federal income tax purposes. It cannot be predicted whether or not the Service will commence an audit of any of the Bonds. If an audit is commenced, under current procedures of the Service, Unitholders may have no right to participate in such procedure. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received both prior to and after the date on which interest is determined to be taxable.

         Your pro rata share of interest on the Bonds will be excluded from your gross income for federal income tax purposes to the same extent that such interest would be excluded from your gross income if you directly owned the Bonds. However, such interest may be taken into account in computing the alternative minimum tax, and the branch profits tax imposed on certain foreign corporations.

         Ownership of the Units may result in collateral federal income tax consequences to certain Unitholders, including, without limitation, corporations subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and Unitholders who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations.

         If you are a "substantial user" of the facilities financed with the proceeds of certain Bonds, or a related person to a substantial user, you will not be able to exclude from your gross income interest with respect to these Bonds. "Substantial user" and "related person" are defined under federal income tax law.

         For purposes of computing the alternative minimum tax for individuals and corporations, interest on certain bonds is included as an item of tax preference.

         In the case of certain corporations, the alternative minimum tax depends upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (excluding S Corporations, Regulated Investment Companies, Real Estate Investment Trusts, REMICs or FASITs) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. In addition, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations, which include tax-exempt interest, such as interest on the Bonds in the Trust.

         Your Tax Basis and Income or Loss Upon Disposition. If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of accruals of original issue discount, market discount, premium and accrued interest, as discussed below).

         If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2009.

         For taxable years beginning before January 1, 2009, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

         Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

         Discount, Accrued Interest and Premium on Debt Obligations. Some Bonds may have been sold with original issue discount. This generally means that the Bonds were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Thus, the accrual of original discount will be excluded from your gross income for federal income tax purposes to the same extent as interest on the Bonds, as discussed above. Your basis of each Bond which was issued with original issue discount must be increased as original issue discount accrues.

         Some Bonds may have been purchased by you or the Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Bonds over the purchase price of the Bond. Market discount can arise based on the price a Trust pays for a Bond or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Bond, when the Bond is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

         Alternatively, some Bonds may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Bond, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You must amortize bond premium on a constant yield basis over the remaining term of the Bond in a manner that takes into account potential call dates and call prices. You cannot deduct amortized bond premium relating to a Bond. The amortized bond premium is treated as a reduction in the tax-exempt interest received. As bond premium is amortized, it reduces your basis in the Bond. The tax basis reduction requirement may result in your realizing a taxable gain when your Units are sold or redeemed for an amount equal to or less than your cost.

         If the price of your Units includes accrued interest on a Bond, you must include the accrued interest in your tax basis in that Bond. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Bond.

         This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Bonds that were issued with original issue discount.

         Exchanges and Rollovers. If you elect to reinvest amounts received from the Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trust for units of a future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical assets under the wash sale provisions of the Internal Revenue Code.

         Limitations on the Deductibility of Trust Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income. Your ability to deduct Trust expenses is also limited to the extent the expenses are allocable to tax-exempt interest from the Trust.

         For a discussion of the Pennsylvania state tax status of income earned on Units of the Pennsylvania Trust, see the discussion of tax status below. Except as noted therein, the exemption of interest on State and local obligations for Federal income tax purposes discussed above does not necessarily result in exemption under the income or other tax laws of any State or city. The laws of the several States vary with respect to the taxation of such obligations.

         Pennsylvania Tax Status of Pennsylvania Trust.

         As of the Initial Date of Deposit of the Pennsylvania Trust, in the opinion of Dechert, special Pennsylvania counsel to the Pennsylvania Trust, under existing law:

     o The proportion of interest income representing interest income from bonds issued by the Commonwealth of Pennsylvania, its agencies and instrumentalities, or by any county, city, borough, town, township, school district, municipality and local housing or parking authority in the Commonwealth of Pennsylvania or issued by Puerto Rico, the Virgin Islands, Guam or the Northern Mariana Islands ("Pennsylvania Bonds") distributed to Unitholders of the Pennsylvania Trust is not taxable under the Pennsylvania Personal Income Tax or under the Corporate Net Income Tax, nor will such interest be taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals.

     o Gains on the sale, exchange, redemption, or payment at maturity of a Pennsylvania Bond issued on or after February 1, 1994 will be taxable to Unitholders under the Pennsylvania Personal Income Tax and the Corporate Net Income Tax, as will gains on the redemption or sale of a unit to the extent that the Pennsylvania Trust is comprised of Pennsylvania Bonds issued on or after February 1, 1994. (The School District Investment Income Tax has no application to gain on the disposition of property held by the taxpayer for more than six months.)

     o The disposition by the Pennsylvania Trust of a Pennsylvania Bond will not constitute a taxable event to a Unitholder under these taxes if the Pennsylvania Bond was issued prior to February 1, 1994. Although there is no published authority on the subject, counsel is of the opinion that a Unitholder of the Pennsylvania Trust will not have a taxable event under the Pennsylvania state and local income taxes referred to in the preceding paragraph (other than the Corporate Net Income Tax) upon the redemption or sale of his Unit to the extent that the Pennsylvania Trust is then comprised of Pennsylvania Bonds issued prior to February 1, 1994.

     o Units evidencing fractional undivided interests in the Pennsylvania Trust are not subject to any of the personal property taxes presently authorized in Pennsylvania to the extent of that proportion of the Pennsylvania Trust represented by Pennsylvania Bonds and other exempt assets. Various personal property taxes are authorized in Pennsylvania, however, none is currently in effect. Pennsylvania Trust units may be taxable under the Pennsylvania inheritance and estate taxes.

TAX REPORTING AND REALLOCATION

         Because the Trust receives interest and makes monthly distributions based upon such Trust's expected total collections of interest and any anticipated expenses, certain tax reporting consequences may arise. The Trust is required to report Unitholder information to the Internal Revenue Service ("IRS"), based upon the actual collection of interest by such Trust on the securities in such Trust, without regard to such Trust's expenses or to such Trust's payments to Unitholders during the year. If distributions to Unitholders exceed interest collected, the difference will be reported as a return of principal which will reduce a Unitholder's cost basis in its Units (and its pro rata interest in the securities in the Trust). A Unitholder must include in taxable income the amount of income reported by a Trust to the IRS regardless of the amount distributed to such Unitholder. If a Unitholder's share of taxable income exceeds income distributions made by a Trust to such Unitholder, such excess is in all likelihood attributable to the payment of miscellaneous expenses of such Trust which will not be deductible by an individual Unitholder as an itemized deduction except to the extent that the total amount of certain itemized deductions, such as investments expenses (which would include the Unitholder's share of Trust expenses), tax return preparation fees and employee business expenses, exceeds 2% of such Unitholder's adjusted gross income. Alternatively, in certain cases, such excess may represent an increase in the Unitholder's tax basis in the Units owned. Investors with questions regarding these issues should consult with their tax advisors.

PUBLIC OFFERING OF UNITS

         Public Offering Price. Units of each Series of the Trust are offered at the Public Offering Price, plus accrued interest to the expected settlement date (Daily Accrued Interest for certain Series). The Public Offering Price per Unit of a Series is equal to the aggregate bid side evaluation of the Municipal Bonds in the Series' portfolio (as determined pursuant to the terms of a contract with the Evaluator, a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities), plus or minus cash, if any, in the Principal Account, held or owned by the Series, divided by the number of outstanding Units of that Series of the Trust, plus Purchased Interest, if any, plus the sales charge applicable. The sales charge is based upon the dollar weighted average maturity of the Trust and is determined in accordance with the table set forth below. For purposes of this computation, Municipal Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Municipal Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Municipal Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to the Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedule:


                                                                                      PERCENT OF
       DOLLAR WEIGHTED                                                                NET AMOUNT
  AVERAGE YEARS TO MATURITY               PERCENT OF PUBLIC OFFERING PRICE            INVESTED

1 to 3.99 years.........................................    2.00%                      2.041%
4 to 7.99 years.........................................    3.50                       3.627
8 to 14.99 years........................................    4.50                       4.712
15 or more years........................................    5.50                       5.820

         The sales charge per Unit will be reduced as set forth below:


                                                                         DOLLAR WEIGHTED AVERAGE
                                                                            YEARS TO MATURITY*
                                                     -----------------------------------------------------------------
                                                           4 TO 7.99             8 TO 14.99            15 OR MORE


           AMOUNT OF INVESTMENT                                 Sales Charge (% of Public Offering Price)

$1,000 to $99,999...................................         3.50%                  4.50%                5.50%
$100,000 to $499,999................................         3.25                   4.25                 5.00
$500,000 to $999,999................................         3.00                   4.00                 4.50
$1,000,000 or more..................................         2.75                   3.75                 4.00

--------------------
*    If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1 to $249,999 and $250,000 or more, respectively.

         The reduced sales charge as shown on the preceding charts will apply to all purchases of Units on any one day by the same purchases from the same dealer, and for this purpose, purchases of Units of a Series of the Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

         Employees (and their immediate families) of the Sponsor may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the bid side evaluation of the underlying Securities in the Trust, divided by the number of Units outstanding. Such purchases are not subject to a sales charge nor do they pay a dealer concession. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

         Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

         The Public Offering Price on the date shown on the cover page of Part Two of the Prospectus or on any subsequent date will vary from the amounts stated under "Essential Information" in Part Two in accordance with fluctuations in the prices of the underlying Municipal Bonds. The aggregate bid side evaluation of the Municipal Bonds shall be determined (a) on the basis of current bid prices of the Municipal Bonds, (b) if bid prices are not available for any particular Municipal Bond, on the basis of current bid prices for comparable bonds, (c) by determining the value of the Municipal Bonds on the bid side of the market by appraisal, or (d) by any combination of the above. The value of any insurance obtained by an issuer of Municipal Bonds or by the Sponsor is reflected and included in the market value of such Municipal Bonds.

         In any case, the Evaluator will consider the ability of an insurer to meet its commitments under the Trust's insurance policy (if any). For example, if the Trust were to hold the Municipal Bonds of a municipality which had significantly deteriorated in credit quality, the Evaluator would first consider in its evaluation the market price of the Municipal Bonds at their lower credit rating. The Evaluator would also attribute a value to the insurance feature of the Municipal Bonds which would be equal to the difference between the market value of such Municipal Bonds and the market value of bonds of a similar nature which were of investment grade rating. It is the position of the Sponsor that this is a fair method of valuing insured Municipal Bonds and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940. For a description of the circumstances under which a full or partial suspension of the right of Unitholders to redeem their Units may occur, see "Redemption."

         The foregoing evaluations and computations shall be made as of the Evaluation Time stated under "Essential Information" in Part Two, on each business day effective for all sales made during the preceding 24-hour period, and for purposes of resales and repurchases of Units.

         The interest on the Municipal Bonds in each Series of the Trust, less the estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two. The amount of net interest income which accrues per Unit may change as Municipal Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Series of the Trust change or as the number of outstanding Units of such Series changes.

         Payment for Units must be made on or before the third business day following purchase (the "settlement date"). A purchaser becomes the owner of Units on the settlement date. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following his written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

         Accrued Interest. Included in the Public Offering Price of Units for the Trusts is accrued interest as described herein. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Municipal Bonds generally is paid semi-annually although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

         In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date.

         Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

         Public Distribution of Units. The Sponsor has qualified Units for sale in all states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth in the table below. Certain commercial banks may be making Units of the Trust available to their customers on an agency basis. Furthermore, as a result of certain legislative changes effective November 1999, banks are no longer prohibited from certain affiliations with securities firms. This new legislation grants banks new authority to conduct certain authorized activity, such as sales of Units, through financial subsidiaries. A portion of the sales charge paid by their customers is retained by or remitted to the banks, in the amount shown in the table below.


                                                                         DOLLAR WEIGHTED AVERAGE
                                                                            YEARS TO MATURITY*
                                                     -----------------------------------------------------------------
                                                           4 TO 7.99             8 TO 14.99            15 OR MORE


           AMOUNT OF INVESTMENT                                 Sales Charge (% of Public Offering Price)

$1,000 to $99,999...................................         2.00%                  3.00%                 4.00%
$100,000 to $499,999................................         1.75                   2.75                  3.50
$500,000 to $999,999................................         1.50                   2.50                  3.00
$1,000,000 or more..................................         1.25                   2.25                  2.50

--------------------
*    If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the concession or agency commission is 1.00% of the Public Offering Price.

         In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trusts and other unit investment trusts underwritten by the Sponsor.

         The Sponsor reserves the right to change the levels of discounts at any time. The difference between the discount and the sales charge will be retained by the Sponsor.

         The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

         Profits of Sponsor. The Sponsor will retain a portion of the sales charge on each Unit sold, representing the difference between the Public Offering Price of the Units and the discounts allowed to firms selling such Units. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Municipal Bonds in the Trust, since the value of its inventory of Units may increase or decrease.

MARKET FOR UNITS

         While not obligated to do so, the Sponsor intends to, and certain of the Underwriters may, subject to change at any time, maintain a market for Units of each Series of the Trust offered hereby and to continuously offer to purchase said Units at prices, as determined by the Evaluator, based on the aggregate bid prices of the underlying Municipal Bonds of such Series, together with accrued interest to the expected date of settlement. Unitholders who wish to dispose of their Units should inquire of their broker or bank as to the current market price of the Units in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

REDEMPTION

         A Unitholder who does not dispose of Units in the secondary market described above may cause their Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

         Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date"), by payment of cash equivalent to the Redemption Price for that Series of the Trust, determined as set forth below under "Computation of Redemption Price," as of the evaluation time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be cancelled and any undivided fractional in the Trust Fund extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Municipal Bonds in the portfolio at the time of redemption. Any Units redeemed shall be cancelled and any undivided fractional interest in that Series of the Trust will be extinguished.

         Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

         Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is empowered to sell Municipal Bonds from the portfolio of a Series in order to make funds available for the redemption of Units of such Series. Such sale may be required when Municipal Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Municipal Bonds are sold, the size and diversity of that Series of the Trust will be reduced.

         The Trustee is irrevocably authorized in its discretion, if an Underwriter does not elect to purchase any Units tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to such Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

         The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Municipal Bonds is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Municipal Bonds in accordance with the Trust Agreements; or (3) for such other period as the Securities and Exchange Commission may by order permit. Because insurance obtained by certain Series of the Trust terminates as to Bonds which are sold by the Trustee and because the insurance obtained by such Series of the Trust does not have a realizable cash value which can be used by the Trustee to meet redemptions of Units, under certain circumstances the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units if a significant portion of the Bonds in the portfolio is in default in payment of principal or interest or in significant risk of such default. The Trustee is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

         Computation of Redemption Price. The Redemption Price for Units of each Series of the Trust is computed by the Evaluator as of the evaluation time stated under "Essential Information" in Part Two next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by:

          A. adding (1) the cash on hand in such Series of the Trust other than cash depositor in the Trust Funds to purchase Municipal Bonds not applied to the purchase of such Bonds; (2) the aggregate value of the Municipal Bonds held in such Series of the Trust, as determined by the Evaluator on the basis of bid prices therefor; and (3) interest accrued and unpaid on the Municipal Bonds in that Series of the Trust as of the date of computation; and

          B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of that Series of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trust"; (2) amounts representing estimated accrued expenses of that Series of the Trust including, but not limited to, fees and expenses of the Trustee (including legal and auditing fees and insurance costs), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Series of the Trust; and

          C. finally, dividing the results of such computation by the number of Units of such Series of the Trust outstanding as of the date thereof.

UNITHOLDERS

         Ownership of Units. Ownership of Units of a Trust will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in STAMP or such other signature guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.

         Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time. Any Certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

         Distributions to Unitholders. Interest received by a Series of the Trust, including any portion of the proceeds from a disposition of Municipal Bonds which represents accrued interest, is credited by the Trustee to the Interest Account for such Series. All other receipts are credited by the Trustee to a separate Principal Account for such Series. During each year the distributions to the Unitholders of each Series of the Trust as of each Record Date (see "Essential Information" in Part Two) will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth or one-half (depending on the distribution option selected) of such Unitholders' pro rata share of the estimated net annual interest income to the Interest Account for such Series of the Trust. However, the interest to which Unitholders of a Series of the Trust are entitled will at most times exceed the amount available for distribution, there will almost always remain an item of accrued interest that is added to the daily value of the Units of such Series. If Unitholders of a Series sell or redeem all or a portion of their Units they will be paid their proportionate share of the accrued interest of such Series to, but not including, the fifth business day after the date of sale or to the date of tender in the case of a redemption.

         Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the Second Distribution Date following the purchase of their Units. Since interest on Municipal Bonds in each Series of the Trust is payable at varying intervals, usually in semiannual installments, and distributions of income are made to Unitholders of a Series of the Trust at what may be different intervals from receipt of interest, the interest accruing to such Series of the Trust may not be equal to the amount of money received and available for distribution from the Interest Account of such Series. Therefore, on each Distribution Date the amount of interest actually on deposit in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account of such Series.

         Unitholders purchasing Units will initially receive distributions in accordance with the election of the prior owner. Unitholders desiring to change their distribution option, if applicable, may do so by sending written notice to the Trustee, together with their certificate (if one was issued). Certificates should only be sent by registered or certified mail to minimize the possibility of loss. If written notice and any certificate are received by the Trustee not later than January 1 of a year, the change will become effective on January 2 for distributions commencing with February 15 of that year. If notice is not received by the Trustee, the Unitholder will be deemed to have elected to continue with the same option for the subsequent twelve months.

         The Trustee will distribute on each monthly Distribution Date or shortly thereafter, to each Unitholder of Record of the Trust on the preceding Record Date, an amount substantially equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account of such Trust computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per Unit (or $.001 per Unit for certain Series).

         Statement to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

         The accounts of each Series of the Trust are required to be audited annually, at the Series' expense, by independent registered public accounting firms designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Series of the Trust. For all trusts deposited after June 30, 2003, the accounts of a trust will not be audited annually, unless the sponsor determines that such an audit would be in the best interest of the unitholders of the trust. If an audit is conducted, it will be done at the related trust's expense, by independent registered public accounting firms designated by the sponsor. The accounting firms' report will be furnished by the Trustee to any Unitholder of such Series of the Trust upon written request.

         Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Series of the Trust a statement covering the calendar year, setting forth:

          A.   As to the Interest Account:

               1. The amount of interest received on the Municipal Bonds in such Series and the percentage of such amount by states and territories in which the issuers of such Municipal Bonds are located;

               2. The amount paid from the Interest Account of such Series representing accrued interest of any Units redeemed;

               3. The deductions from the Interest Account of such Series for applicable taxes, if any, fees and expenses (including insurance costs and auditing fees) of the Trustee, the Evaluator, the Sponsor and bond counsel, if any;

               4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

               5. The net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year.

          B.   As to the Principal Account:

               1. The dates of the maturity, liquidation or redemption of any of the Municipal Bonds in such Series and the net proceeds received therefrom excluding any portion credited to the Interest Account;

               2. The amount paid from the Principal Account of such Series representing the principal of any Units redeemed;

               3. The deductions from the Principal Account of such Series for payment of applicable taxes, if any, fees and expenses (including insurance costs and auditing expenses) of the Trustee, the Evaluator, the Sponsor and of bond counsel, if any;

               4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

               5. The net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

          C.   The following information:

               1. A list of the Municipal Bonds in such Series as of the last business day of such calendar year;

               2. The number of Units of such Series outstanding on the last business day of such calendar year;

               3. The Redemption Price of such Series based on the last Trust Evaluation made during such calendar year; and

               4. The amount actually distributed during such calendar year from the Interest and Principal Accounts of such Series separately stated, expressed both as total dollar amounts and as dollar amounts per Unit of such Series outstanding on the Record Date for each such distribution.

         Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder of a Series shall have the right to control the operation and management of such Series or of the Trust in any manner, except to vote with respect to amendment of the Trust Agreements or termination of such Series of the Trust. The death or incapacity of any Unitholder will not operate to terminate the Series or the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Series or the Trust.

INVESTMENT SUPERVISION

         The Sponsor may not alter the portfolio of the Trust by the purchase, sale or substitution of Municipal Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Municipal Bonds in accordance with their terms, and/or the sale of Municipal Bonds to meet redemption requests, the assets of the Trust will remain unchanged under normal circumstances.

         The Sponsor may direct the Trustee to dispose of Municipal Bonds the value of which has been affected by certain adverse events, including institution of certain legal proceedings, a decline in their price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Municipal Bonds in a Series of the Trust would be detrimental to the interest of the Unitholders of such Series. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account for distribution to the Unitholders.

         The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of Municipal Bonds to issue new obligations in exchange or substitution for any of such Municipal Bonds pursuant to a refunding financing plan except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.

         The Trustee may sell Municipal Bonds designated by the Sponsor from a Series of the Trust for the purpose of redeeming Units of such Series tendered for redemption and the payment of expenses. See "Redemption."

SPONSOR

         The Sponsor. Claymore Securities, Inc. specializes in the creation, development and distribution of investment solutions for advisors and their valued clients. Claymore Securities, Inc. is an investment banking firm created as Ranson & Associates, Inc. in 1995 and is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of Series of Ranson Unit Investment Trusts and The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. On October 29, 2001, Ranson & Associates, Inc. was acquired by Claymore Group LLC. The sale to Claymore Group LLC was financed by a loan from The Bank of New York, the Trustee. In November 2001, the Sponsor changed its name from Ranson & Associates, Inc. to Claymore Securities, Inc. Claymore Securities, Inc. has been active in public and corporate finance and has sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Claymore Securities, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts. The Sponsor's offices are located at 2455 Corporate West Drive, Lisle, Illinois 60532 and at 101 West Elm Street, Conshohocken, Pennsylvania 19428.

         If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the SEC, or (b) terminate the Trust Agreement and liquidate any trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

         The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

         Limitations on Liability. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith or for errors in judgment; nor will they be responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds, except in cases of their willful misconduct, bad faith, gross negligence or reckless disregard for their obligations and duties.

         Responsibility. The Trustee shall sell, for the purpose of redeeming Units tendered by any Unitholder and for the payment of expenses for which funds are not available, such of the Bonds in a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary.

         It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new obligations in exchange and substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Securities or in the judgment of the Sponsor the issuer will probably default in respect to such Securities in the foreseeable future.

         Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Unitholder, identifying the obligations eliminated and the Securities substituted therefor. Except as stated in the Trust Agreement or in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

         The Sponsor may direct the Trustee to dispose of Bonds in certain limited circumstances, including upon default in the payment of principal or interest, institution of certain legal proceedings or the existence of certain other impediments to the payment of Bonds, default under other documents which may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue Bonds, or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in the Trust would be detrimental to the interest of the Unitholders. The proceeds from any such sales will be credited to the Principal Account for distribution to the Unitholders.

         Resignation. If the Sponsor resigns or becomes unable to perform its duties under the Trust Agreement, and no express provision is made for action by the Trustee in such event, the Trustee may appoint a successor sponsor, terminate the Trust Agreement and liquidate the Trusts or continue to act as Trustee.

TRUSTEE

         The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, 20th Fl., New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

         The Trustee, whose duties are ministerial in nature, has not selected the portfolio of the Trust. However, the Bonds included in the portfolio on the Initial Date of Deposit may be purchased by the Sponsor from BNY Capital Markets, Inc. ("BNY"), which is a wholly-owned subsidiary of Bank of New York Company, Inc. ("BONY Company"). The Trustee is also a wholly-owned subsidiary of BONY Company. Subsequent to the Initial Date of Deposit, the Trustee may purchase Bonds from BNY in order to create additional Units.

         In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its or available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of securities comprising the Trust.

         Limitations on Liability. The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any monies, Securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except, generally, in cases of its willful misconduct, lack of good faith or gross negligence. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction.

         Responsibility. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders," "Sponsor-Responsibility" and "Sponsor-Resignation."

         Resignation. Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of a Trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

         The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

EVALUATOR

         The Evaluator. Claymore Securities, Inc. will serve as the evaluator of the Bonds in the Trust (the "Evaluator"), and as such will appraise the Bonds or cause the Bonds to be appraised.

         Limitations on Liability. The Trustee and the Sponsor may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Unitholders for errors in judgment. However, this provision shall not protect the Evaluator in cases of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Responsibility. The Trust Agreement requires the Evaluator to evaluate the Securities on the basis of their bid prices on each business day after the initial offering period, when any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering prices, see "Public Offering of Units--Public Offering Price."

         Resignation. The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

AMENDMENT AND TERMINATION

          The Trust Agreements may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreements may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Series of the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. In no event shall the Trust Agreements be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Trust Agreements, the acquisition of any Municipal Bonds in addition to or in substitution for those in the Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         The Trust Agreements provide that a Series of the Trust shall terminate upon the maturity, redemption or other disposition, of the last of the Municipal Bonds held in such Series. If the value of a Series of the Trust shall be less than the applicable minimum Trust value stated under "Essential Information" in Part Two the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Series of the Trust. A Series of the Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units of such Series then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders of such Series. Within a reasonable period after termination, the Trustee will sell any Municipal Bonds remaining in such Series of the Trust and, after paying all expenses and charges incurred by such Series of the Trust, will distribute to Unitholders of such Series (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Series.

EXPENSES OF THE TRUST

         The Sponsor will charge each Series a surveillance fee for services performed for such Series in an amount not to exceed that amount set forth in "Essential Information" in Part Two but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of each Series outstanding as of the January Record Date for any annual period.

         The Trustee receives for its services a fee calculated on the basis of the annual rate set forth under "Essential Information" in Part Two, based on the largest aggregate principal amount of Municipal Bonds in such Series at any time during the monthly, quarterly or semi-annual period, as appropriate. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trust. The Trustee also receives indirect benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created pursuant to the Agreement; however, the Trustee is also authorized by the Agreement to make from time to time certain non-interest bearing advances to the Trust. See "Unitholders--Distributions to Unitholders."

         For evaluation of Municipal Bonds in a Series of the Trust, the Evaluator receives a fee, payable monthly, calculated on the basis of an annual rate as set forth under "Essential Information" in Part Two, based upon the largest aggregate principal amount of Municipal Bonds in such Series of the Trust at any time during such monthly period.

         The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date by deductions from the Interest Account of each Series to the extent funds are available and then from the Principal Account of such Series. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter," published by the United States Department of Labor, or any equivalent index substituted therefor.

         The following additional charges are or may be incurred by a Series of the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses and insurance costs, but not including any fees and expenses charged by any agent for custody and safeguarding of Municipal Bonds) and of bond counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or such Series, or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Series of the Trust without gross negligence, bad faith or willful misconduct on its part; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of the Series. To the extent lawful, the Trust shall bear the expenses associated with updating the Trust's registration statement and maintaining registration or qualification of the Units and/or a Trust under federal or state securities laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. All direct distribution expenses of a Trust (including the cost of maintaining the secondary market for such a trust), such as printing and distributing prospectuses and preparing, printing, and distributing any advertisements or sales literature will be paid at no cost to the Trust. Any payments received by the Sponsor reimbursing it for payments made to update the Trust's registration statement will not exceed the costs incurred by the Sponsor. The above expenses, including the Trustee's fee, when paid by or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell securities in order to make funds available to pay all expenses. The fees and expenses set forth herein are payable out of such Series of the Trust and, when owed to the Trustee, are secured by a lien on the assets of the Series of the Trust. Fees or charges relating to the Trust shall be allocated to each Trust Fund in the same ratio as the principal amount of such Trust Fund bears to the total principal amount of all Trust Funds in the Trust. Fees or charges relating solely to a particular Trust Fund shall be charged only to such Trust Fund.

         Fees and expenses of a Series of the Trust shall be deducted from the Interest Account of such Series, or, to the extent funds are not available in such Account, from the Principal Account of such Series. The Trustee may withdraw from the Principal Account or the Interest Account of such Series such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of that Series of the Trust. Amounts so withdrawn shall be credited to a separate account maintained for such Series known as the Reserve Account and shall not be considered a part of such Series when determining the value of the Units of such Series until such time as the Trustee shall return all or any part of such amounts to the appropriate account.

LEGAL OPINIONS

         The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The financial statements appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trusts to which such statements relate, have been audited by Grant Thornton LLP, an independent registered public accounting firm, as set forth in their report appearing in Part Two and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

DESCRIPTION OF BOND RATINGS

         Standard & Poor's Rating. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings are based, in varying degrees, on the following considerations:

           * Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

           * Nature of and provisions of the obligation;

           * Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -- An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A -- An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB -- An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         Plus (+) or minus (-) -- The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r -- This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

         N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         * Moody's Investors Service Rating. A summary of the meaning of the applicable rating symbols as published by Moody's follows:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking ranks in the lower end of its generic rating category.

         ** Fitch Ratings. A brief description of the applicable Fitch Ratings' symbols and their meanings is as follows:

         AAA -- Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA -- Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A -- High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB -- Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category or to categories below `CCC'.




                                   APPENDIX A

                     FEDERAL TAXABLE EQUIVALENT YIELD TABLE

         The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield for federal regular income tax purposes on a municipal investment. To assist you to more easily compare municipal investments like the Trust with taxable alternative investments, the table below presents the taxable equivalent yield for a range of hypothetical tax-free estimated current returns assuming the stated marginal federal tax rates for 2005 listed below:


                      TAXABLE EQUIVALENT OF TAX-FREE YIELDS
                                 TAX-FREE YIELD*

                                                      FEDERAL
          SINGLE                     JOINT              TAX
          RETURN                    RETURN              RATE     4.00%    4.50%      5.00%     5.50%    6.00%       6.50%
-------------------------- ------------------------ ----------- --------- --------- --------- --------- ---------- ----------
       $0-7,300                 $0-14,600             10.00%       4.44%     5.00%     5.56%     6.11%      6.67%      7.22%
     7,300-29,700             14,600-59,400           15.00%       4.71%     5.29%     5.88%     6.47%      7.06%      7.65%
    29,700-71,950             59,400-119,950          25.00%       5.33%     6.00%     6.67%     7.33%      8.00%      8.67%
    71,950-150,150           119,950-182,800          28.00%       5.56%     6.25%     6.94%     7.64%      8.33%      9.03%
   150,150-326,450           182,800-326,450          33.00%       5.97%     6.72%     7.46%     8.21%      8.96%      9.70%
     Over 326,450              Over 326,450           35.00%       6.15%     6.92%     7.69%     8.46%      9.23%     10.00%
-------------------------- ------------------------ ----------- --------- --------- --------- --------- ---------- ----------

* Please note that the table does not reflect (i) any limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any state or local taxes imposed, or (iii) any alternative minimum taxes or any taxes other than federal personal income taxes.

This table is for illustrative purposes only and is not intended to represent actual performance, or to predict future performance, of the National Trust.

Certain taxpayers may find their effective marginal tax rates to be greater than these shown in the table. Those investors would need a higher taxable return than those shown here to equal the corresponding tax-free yield.

Income may be subject to state and local taxes.





                                   APPENDIX B

                   PENNSYLVANIA TAXABLE EQUIVALENT YIELD TABLE

         The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield for federal and Pennsylvania state regular income tax purposes on a municipal investment. To assist you to more easily compare municipal investments like the Pennsylvania Trust with taxable alternative investments, the table below presents the taxable equivalent yield for a range of hypothetical tax-free estimated current returns assuming the stated marginal federal and Pennsylvania state tax rates for 2005 listed below:

                      TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                 TAX-FREE YIELD*


    Single            Joint        Federal     State        Combined
    Return           Return        Tax Rate   Tax Rate        Rate           4.00%     4.50%     5.00%     5.50%    6.00%      6.50%
---------------- ---------------- ----------- --------- ------------------ --------- --------- --------- -------- --------- --------
  $0-7,300        $0-14,600         10.00%     3.07%          12.80%        4.59%     5.16%     5.73%     6.31%    6.88%      7.45%
7,300-29,700     14,600-59,400      15.00%     3.07%          17.60%        4.85%     5.46%     6.07%     6.37%    7.28%      7.89%
29,700-71,950    59,400-119,950     25.00%     3.07%          27.30%        5.50%     6.19%     6.88%     7.57%    8.25%      8.94%
71,950-150,150   119,950-182,800    28.00%     3.07%          30.20%        5.73%     6.45%     7.16%     7.88%    8.60%      9.31%
150,150-326,450  182,800-326,450    33.00%     3.07%          35.10%        6.16%     6.93%     7.70%     8.47%    9.24%     10.02%
Over 326,450     Over 326,450       35.00%     3.07%          37.00%        6.35%     7.14%     7.94%     8.73%    9.52%     10.32%

* Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed, or (iii) any alternative minimum taxes or any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used.

This table is for illustrative purposes only and is not intended to represent actual performance, or to predict future performance, of the Pennsylvania Trust.

Certain taxpayers may find their effective marginal tax rates to be greater than these shown in the table. Those investors would need a higher taxable return than those shown here to equal the corresponding tax-free yield.

Income may be subject to local taxes.

--------
*    INFORMATION ON THESE ITEMS APPEARS IN PART TWO

* Reference is made to the Trust Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.



                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                                    PART TWO

                             DATED JANUARY 24, 2005

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                     Claymore Securities Defined Portfolios

         National Investment Grade Municipal Defined Portfolio, Series 1
                              Essential Information
                               As of June 30, 2004
                Sponsor and Evaluator: Claymore Securities, Inc.
                        Trustee: The Bank of New York Co.

General Information
Principal Amount of Municipal Bonds                                                                 $1,840,000
Number of Units                                                                                          1,837
Fractional Undivided Interest in the Trust per Unit                                                    1/1,837
Principal Amount of Municipal Bonds per Unit                                                        $1,001.633
Public Offering Price:
  Aggregate Bid Price of Municipal Bonds in the Portfolio                                           $1,661,821
  Aggregate Bid Price of Municipal Bonds per Unit                                                     $904.639
  Cash per Unit (1)                                                                                     $2.826
  Sales Charge of 5.820% (5.50% of Public Offering Price)                                              $52.814
  Public Offering Price per Unit (exclusive of accrued interest) (2)                                  $960.280
Redemption Price per Unit (exclusive of accrued interest)                                             $907.465
Excess of Public Offering Price per Unit Over Redemption Price per Unit                                $52.814
Minimum Value of the Trust under which Trust Agreement may be terminated                              $800,000
(40% of the principal amount of the bonds deposited)
Date of Trust                                                                                    July 11, 2002
Mandatory Termination Date                                                                        June 1, 2035



Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of business of the Sponsor next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York Co.of Units tendered for redemption.

1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On June 30, 2004, there was added to the Public Offering Price of $960.28, accrued interest to the settlement date of July 6, 2004 of $.77 and $.76 for a total price of $961.05 and $961.04 for the monthly and semiannual distribution options, respectively.

                     Claymore Securities Defined Portfolios

         National Investment Grade Municipal Defined Portfolio, Series 1
                        Essential Information (continued)
                               As of June 30, 2004
                Sponsor and Evaluator: Claymore Securities, Inc.
                        Trustee: The Bank of New York Co.

Special Information Based on Various Distribution Options

                                                                           Monthly     Semiannual
                                                                        ----------     ----------
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                      $56.325531     $56.325531
  Less:  Estimated Annual Expense                                         1.712058       1.411568
                                                                        ----------     ----------
  Estimated Net Annual Interest Income                                  $54.613473     $54.913963
                                                                        ==========     ==========
Calculation of Interest Distribution per Unit:
  Estimated Net Annual Interest Income                                  $54.613473     $54.913963
  Divided by 12, 4 and 2, respectively                                   $4.551123     $27.456982
Estimated Daily Rate of Net Interest Accrual per Unit                     $.151704       $.152539
Estimated Current Return Based on Public Offering Price (3)                  5.70%          5.74%
Estimated Long-Term Return (3)                                               6.01%          6.04%

Trustee's Annual Fees per $1,000 Principal Amount                        $1.060000       $.760000
Evaluation Fees per $1,000 Principal Amount                               $.200000       $.200000
Trustee's Miscellaneous Expenses per Unit                                 $.413310       $.413310
Surveillance Fees per Unit                                                $.200000       $.200000

Record and Computation Dates: First day of the month, as follows: monthly - each month; semiannual - January and July.

Distribution Dates: Fifteenth day of the month, as follows: monthly - each month; semiannual - January and July.

3. The Estimated Long-Term Return and Estimated Current Return will vary. For detailed explanation, see Part One of this prospectus.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Unitholders

Claymore Securities Defined Portfolios

National Investment Grade Municipal Defined Portfolio, Series 1

We have audited the accompanying statement of assets and liabilities of Claymore Securities Defined Portfolios National Investment Grade Municipal Defined Portfolio, Series 1, including the schedule of investments, as of June 30, 2004, and the related statements of operations and changes in net assets for the year ended June 30, 2004 and for the period from July 11, 2002 (Date of Deposit) to June 30, 2003. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2004, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Claymore Securities Defined Portfolios National Investment Grade Municipal Defined Portfolio, Series 1 at June 30, 2004, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                          /s/ Grant Thornton LLP

Chicago, Illinois
January 7, 2005

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004

ASSETS
Muncipal Bonds, at value (cost $1,730,527)                          $1,661,821
Interest receivable                                                     25,336
                                                                    ----------
Total assets                                                         1,687,157
LIABILITIES AND NET ASSETS
Cash overdraft                                                           7,267
Accrued liabilities                                                      2,522
                                                                    ----------
                                                                         9,789
Net assets, applicable to 1,837 Units outstanding:
  Cost of Trust assets, exclusive of interest         $1,730,538
  Unrealized depreciation                                (68,716)
  Distributable funds                                     15,548
                                                      ----------    ----------
Net assets                                                          $1,677,368
                                                                    ==========

See accompanying notes to financial statements.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                             STATEMENT OF OPERATIONS

                                  JUNE 30, 2004

                                                                                        PERIOD FROM
                                                                                      JULY 11, 2002
                                                                 YEAR ENDED       (DATE OF DEPOSIT) TO
                                                                     JUNE 30,             JUNE 30,
                                                                       2004                   2003
                                                                   --------                --------
Investment income - interest                                       $113,171                $111,474
Expenses:
  Trustee's fees and related expenses                                 5,121                   2,314
  Evaluator's and portfolio surveillance fees                           779                     765
                                                                   --------                --------
Total expenses                                                        5,900                   3,079
                                                                   --------                --------
Net investment income                                               107,271                 108,395
Realized and unrealized gain (loss) on investments:
  Realized gain on investments                                          214                      --
  Unrealized appreciation (depreciation) during the year            (68,877)                    161
                                                                   --------                --------
Net gain (loss) on investments                                      (68,663)                    161
                                                                   --------                --------
Net increase in net assets resulting from operations                $38,608                $108,556
                                                                   ========                ========

See accompanying notes to financial statements.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         PERIOD FROM
                                                                                       JULY 11, 2002
                                                                  YEAR ENDED        (DATE OF DEPOSIT) TO
                                                                    JUNE 30,                JUNE 30,
                                                                        2004                    2003
                                                                    --------                  --------
Operations:
  Net investment income                                             $107,271                  $108,395
  Realized gain on investments                                           214                        --
  Unrealized appreciation (depreciation) on investments
    during the year                                                  (68,877)                      161
                                                                    --------                  --------
Net increase in net assets resulting from operations                  38,608                   108,556
Distributions to Unitholders:
  Net investment income                                             (106,979)                  (93,866)
  Principal from investment transactions                                  --                        --
                                                                    --------                  --------
Total distributions to Unitholders                                  (106,979)                  (93,866)
Capital transactions:
  Redemption of Units                                               (114,291)                  (40,800)
                                                                    --------                  --------
Total decrease in net assets                                        (182,662)                  (26,110)
Net assets:
  At the beginning of the year                                     1,860,031                 1,886,141
                                                                   ---------                 ---------
  At the end of the year (including distributable funds
    applicable to Trust Units of $15,548 and (28,324)
    at June 30, 2004 and 2003, respectively)                      $1,677,369                $1,860,031
                                                                  ==========                ==========
Trust Units outstanding at the end of the year                         1,837                     1,957
                                                                     =======                   =======
Net asset value per Unit at the end of the year:                     $913.10                   $950.45
                                                                     =======                   =======

See accompanying notes to financial statements.

                      CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004

                                                   COUPON        MATURITY    REDEMPTION                      PRINCIPAL
Name of Issuer and Title of Bond                  Rate              Date    Provisions(2)  Rating(1)           Amount      Value(3)
------------------------------------------       ----------   ----------    ----------     ----------       ----------    ----------
Iowa Tobacco Settlement Authority, Series B       5.600%       6/01/2035    2011 @ 101     BBB/BAA3 100      $280,000     $210,398

Badger Tobacco Asset Securitization
    Corporation, Wisconsin                        6.375        6/01/2032    2012 @ 100     BBB/BAA3           240,000      202,200

Pennsylvania State Higher Education,
    Geneva College Project                        5.700        4/01/2016    2012 @ 100     BBB-/NR            240,000      245,246

Iowa State Higher Education Loan
    Authority Revenue Bonds                       5.500       10/01/2033    2012 @ 100     A/NR               200,000      195,462

Lubbock, Texas Housing Finance Corporatin,
    Multi-Family Housing Revenue Bonds, Las
    Colinas Quail Creek Apartments, Series A      6.000        7/01/2032    2012 @ 100     NR/A3              200,000      200,386

Parker County, Texas Hospital District,
    Hospital Revenue Bonds, Campbell
    Health Systems                                6.250        8/15/2019    2009 @ 102     BBB-/NR @ 100      180,000      177,458

Wisconsin State Health & Education Facilities
    Authority Revenue Bonds, Aurora Health
    Care Inc., Series A                           5.600        2/15/2029    2009 @ 101     BBB+/NR 100        260,000      249,925

Weslaco, Texas Health Facilities, Series D,
    Knapp Medical Center Project                  6.250        6/01/2032    2012 @ 100     BBB+/NR            160,000      160,976

Chicago, Illinois Board of Education Capital
    Appreciation School Reform Bonds,
    Series B1 Insured by FGIC (4)                 0.000       12/01/2028                   AAA/AAA             80,000       19,770
                                                                                                           ----------   ----------
                                                                                                           $1,840,000   $1,661,821
                                                                                                           ==========   ==========

See accompanying notes to Schedule of Investments.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                        NOTES TO SCHEDULE OF INVESTMENTS

1. All ratings are by Standard & Poor's a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc., unless marked with the symbol "*", in which case the rating is by Fitch Ratings. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. In addition, certain Bonds in the Portfolio may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have a valuation which represents a premium over the call price or par.

     To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. To the extent that the Bonds were acquired at a price lower than the redemption price, this may represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions of net income will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and, unless utilized to pay for Units tendered for redemption, there will be distributed to Unitholders the principal amount and any premium received on such redemption. In this event the estimated current return and estimated long-term return may be affected by such redemptions.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. This bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.




                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

TRUST SPONSOR AND EVALUATOR

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

VALUATION OF MUNICIPAL BONDS

Municipal Bonds (Bonds) are stated at bid prices as determined by Claymore Securities, Inc., the "Evaluator" of the Trust. The aggregate bid prices of the Bonds are determined by the Evaluator based on (a) current bid prices of the Bonds, (b) current bid prices for comparable bonds, (c) appraisal, (d) insurance, or (e) any combination of the above.

COST OF MUNICIPAL BONDS

Cost of the Trust's Bonds was based on the offering prices of the Bonds on July 11, 2002 (Date of Deposit). Realized gain (loss) from Bond transactions is reported on an identified cost basis.

INVESTMENT INCOME

Interest income consists of amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  CHANGE IN ACCOUNTING PRINCIPLE

As required, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premiums or accreting discounts on debt securities.

3.  UNREALIZED APPRECIATION AND DEPRECIATION

Following is an analysis of net unrealized depreciation at June 30, 2004:

   Gross unrealized appreciation          $ 16,390
   Gross unrealized depreciation           (85,106)
                                          --------
   Net unrealized depreciation            $(68,716)
                                          ========






                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  FEDERAL INCOME TAXES

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

5.  OTHER INFORMATION

COST TO INVESTORS

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 5.50% of the Public Offering Price (equivalent to 5.820% of the net amount invested).

DISTRIBUTIONS

Distributions of net investment income to Unitholders are declared and paid in accordance with the option (monthly and semiannual) selected by the investor. Income distributions, on a record date basis, are as follows:

                                                          PERIOD FROM
                          YEAR ENDED                     JULY 11, 2002
                        JUNE 30, 2004                (DATE OF DEPOSIT) TO

DISTRIBUTION                                             JUNE 30, 2004
     PLAN            PER UNIT           TOTAL        PER UNIT           TOTAL
----------           --------      ----------        --------       ---------
Monthly                $55.59        $101,349          $48.10         $91,735
Semiannual              55.31           5,420           25.30           1,999
                                   ----------                       ---------
                                     $106,769                         $93,734
                                    =========                       =========

In addition, the Trust redeemed Units with proceeds from the sale of Bonds as follows:

                                                              PERIOD FROM
                                                            JULY 11, 2002
                                          YEAR ENDED     (DATE OF DEPOSIT) TO
                                            JUNE 30,             JUNE 30,
                                                2004                 2003
                                          ----------           ----------
Principal portion                                                 $40,800
                                            $114,291
Net interest accrued                             210                   30
                                          ----------           ----------
                                            $114,501              $40,830
                                           =========            =========
Units                                            120                   43
                                           =========            =========





                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

         NATIONAL INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   FINANCIAL HIGHLIGHTS

                                                       YEAR ENDED
                                                    JUNE 30, 2004 (a)

PER UNIT OPERATING PERFORMANCE:

    Net asset value, beginning of period             $          950.45
                                                    ------------------
    Income from investment operations:
    Net investment income                                        55.76
    Net realized and unrealized gain (loss)
       on investment transactions                               (37.50)
                                                    ------------------
    Total from investment operations                             18.26
    Distributions to Unitholders:
    Net investment income                                       (55.61)
                                                    ------------------
    Total distributions                                         (55.61)
                                                    ------------------
    Net asset value, end of period                   $          913.10
                                                    ------------------

TOTAL RETURN (b)                                                6.68%

AVERAGE NET ASSETS AS A PERCENTAGE OF:
    Expenses                                                    0.33%
    Net investment income                                       5.97%

(a) As required, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premiums and accreting discounts on debt securities.

(b)  Total return is based on average redemption prices per unit



                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1



                                    PART TWO

                             DATED JANUARY 24, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                              ESSENTIAL INFORMATION
                               AS OF JUNE 30, 2004

                SPONSOR AND EVALUATOR: CLAYMORE SECURITIES, INC.
                        TRUSTEE: THE BANK OF NEW YORK CO.

GENERAL INFORMATION
Principal Amount of Municipal Bonds                                                              $685,000
Number of Units                                                                                   678.000
Fractional Undivided Interest in the Trust per Unit                                             1/678.000
Principal Amount of Municipal Bonds per Unit                                                   $1,010.324
Public Offering Price:
  Aggregate Bid Price of Municipal Bonds in the Portfolio                                        $641,670
  Aggregate Bid Price of Municipal Bonds per Unit                                                $946.416
  Cash per Unit (1)                                                                               $(3.727)
  Sales Charge of 5.820% (5.50% of Public Offering Price)                                         $54.864
  Public Offering Price per Unit (exclusive of accrued interest) (2)                             $997.553
Redemption Price per Unit (exclusive of accrued interest)                                        $942.689
Excess of Public Offering Price per Unit Over Redemption Price per Unit                           $54.864
Minimum Value of the Trust under which Trust Agreement may be terminated                         $302,849
(40% of the principal amount of the bonds deposited)
Date of Trust                                                                               July 11, 2002
Mandatory Termination Date                                                                  March 1, 2032



Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of business of the Sponsor next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York Co. of Units tendered for redemption.

1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On June 30, 2004, there was added to the Public Offering Price of $997.55, accrued interest to the settlement date of July 6, 2004 of $.71 and $.71 for a total price of $998.26 and $998.26 for the monthly and semiannual distribution options, respectively.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                        ESSENTIAL INFORMATION (CONTINUED)
                               AS OF JUNE 30, 2004

                SPONSOR AND EVALUATOR: CLAYMORE SECURITIES, INC.
                        TRUSTEE: THE BANK OF NEW YORK CO.

           SPECIAL INFORMATION BASED ON VARIOUS DISTRIBUTION OPTIONS

                                                                    MONTHLY      SEMIANNUAL
                                                                 ----------      ----------
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                               $52.857670      $52.857670
  Less:  Estimated Annual Expense                                  1.712906        1.409808
                                                                 ----------      ----------
  Estimated Net Annual Interest Income                           $51.144764      $51.447862
                                                                 ==========      ==========
Calculation of Interest Distribution per Unit:
  Estimated Net Annual Interest Income                           $51.144764      $51.447862
  Divided by 12, 4 and 2, respectively                            $4.262064      $25.723931
Estimated Daily Rate of Net Interest Accrual per Unit              $.142069        $.142911
Estimated Current Return Based on Public Offering Price (3)           5.13%           5.16%
Estimated Long-Term Return (3)                                        5.15%           5.18%

Trustee's Annual Fees per $1,000 Principal Amount                 $1.050000        $.750000
Evaluation Fees per $1,000 Principal Amount                        $.200000        $.200000
Trustee's Miscellaneous Expenses per Unit                          $.397493        $.397493
Surveillance Fees per Unit                                         $.200000        $.200000

Record and Computation Dates: First day of the month, as follows: monthly - each month; semiannual - January and July.

Distribution Dates: Fifteenth day of the month, as follows: monthly - each month; semiannual - January and July.

3. The Estimated Long-Term Return and Estimated Current Return will vary. For detailed explanation, see Part One of this prospectus.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Unitholders

Claymore Securities Defined Portfolios

Pennsylvania Investment Grade Municipal Defined Portfolio, Series 1

We have audited the accompanying statement of assets and liabilities of Claymore Securities Defined Portfolios, Pennsylvania Investment Grade Municipal Defined Portfolio, Series 1, including the schedule of investments, as of June 30, 2004, and the related statements of operations and changes in net assets for the year ended June 30, 2004 and for the period from July 11, 2002 (Date of Deposit) to June 30, 2003. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2004, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Claymore Securities Defined Portfolios, Pennsylvania Investment Grade Municipal Defined Portfolio, Series 1 at June 30, 2004, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                          /s/ Grant Thornton LLP


Chicago, Illinois
October 29, 2004

                     Claymore Securities Defined Portfolios
       Pennsylvania Investment Grade Municipal Defined Portfolio, Series 1

                       Statement of Assets and Liabilities
                                  June 30, 2004


Assets
  Municipal Bonds, at value (cost $643,975)                         $ 641,670
  Interest receivable                                                  10,235
                                                                    ---------
Total assets                                                          651,905
Liabilities and net assets
  Cash overdraft                                                        8,574
  Accrued liabilities                                                   2,322
                                                                    ---------
                                                                       10,896
Net assets, applicable to 678 Units outstanding:
  Cost of Trust assets, exclusive of interest      643,975
  Unrealized depreciation                           (2,305)
  Distributable funds                                 (661)
                                                 ---------          ---------
Net assets                                                            641,009
                                                                    =========

See accompanying notes to financial statements.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1



                             STATEMENT OF OPERATIONS

                                  JUNE 30, 2004

                                                                                     PERIOD FROM
                                                                                   JULY 11, 2002
                                                             YEAR ENDED         (DATE OF DEPOSIT) TO
                                                               JUNE 30,                 JUNE 30,
                                                                   2004                     2003
                                                               --------                 --------
Investment income - interest                                    $40,117                  $41,411
Expenses:
  Trustee's fees and related expenses                             3,642                    1,062
  Evaluator's and portfolio surveillance fees                       296                      306
                                                               --------                 --------
Total expenses                                                    3,938                    1,368
                                                               --------                 --------
Net investment income                                            36,179                   40,043
Realized and unrealized gain (loss) on investments:
  Realized gain on investments                                    1,488                       --
  Unrealized appreciation (depreciation) during the year        (34,889)                  32,585
                                                               --------                 --------
Net gain (loss) on investments                                  (33,401)                  32,585
                                                               --------                 --------
Net increase in net assets resulting from operations             $2,778                  $72,628
                                                               ========                 ========

See accompanying notes to financial statements.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                PERIOD FROM
                                                                                              JULY 11, 2002
                                                                                           (DATE OFADEPOSIT) TO
                                                                        JUNE 30,                   JUNE 30,
                                                                            2004                       2003
                                                                        --------                   --------
Operations:
  Net investment income                                                  $36,179                    $40,043
  Realized gain on investments                                             1,488                         --
  Unrealized appreciation (depreciation) on investments
    during the year                                                      (34,889)                    32,585
                                                                        --------                   --------
Net increase in net assets resulting from operations                       2,778                     72,628
Distributions to Unitholders:
  Net investment income                                                  (38,293)                   (34,323)
  Principal from investment transactions                                      --                         --
                                                                        --------                   --------
Total distributions to Unitholders                                       (38,293)                   (34,323)
Capital transactions:
  Redemption of Units                                                   (111,054)                    (7,850)
                                                                        --------                   --------
Total decrease in net assets                                            (146,569)                    30,455
Net assets:
  At the beginning of the year                                           787,578                    757,123
                                                                        --------                   --------
  At the end of the year (including distributable funds
    applicable to Trust Units of $(661) and (2,927)
    at June 30, 2004 and 2003, respectively)                            $641,009                   $787,578
                                                                         =======                    =======
Trust Units outstanding at the end of the year                               678                        792
                                                                         =======                    =======
Net asset value per Unit at the end of the year:                         $945.44                    $994.42
                                                                         =======                    =======

See accompanying notes to financial statements.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004


                                                   COUPON   MATURITY       REDEMPTION                       PRINCIPAL
Name of Issuer and Title of Bond                   Rate       Date         Provisions(2)    Rating(1)         Amount     Value(3)
------------------------------------------       --------   --------       ----------       --------         --------   --------
Pennsylvania State Higher Education
    Facilities Authority, College and
    University Revenue Boonds, College
    of Science aand Agriculture                    5.350%   4/15/2028       2008 @ 100       NR/Baa3         $140,000    $127,907

Somerset County, Pennsylvania Hospital
    Authority Revenue Bonds, Somerset
    Community Hospital Project, Series A           5.450    3/01/2032       2012 @ 100       AA/NR             30,000      30,184

Montgomery County, Pennsylvania Industrial
    Development Authority, Retirement
    Community Revenue Bonds, Adult
    Community Total Services, Series A             5.875    11/15/2022      2006 @ 102       BBB+/NR8 @ 100   100,000     100,065

Geisinger Authority Pennsylvania State
    Health System, Series A                        5.000    8/15/2028       2008 @ 101       AA-/AA30 @ 100   100,000      96,348

Pennsylvania State Higher Education
    Facilities, Geneva College Project             6.125    4/01/2022       2012 @ 100       BBB-/NR          160,000     160,318

Lake Lehman, Pennsylvania School District
    General Obligation Bonds Insured by MBIA(4)    0.000    4/01/2027                        AAA/AAA           40,000      11,022

Puerto Rico Public Buildings Authority
    Revenue Bonds, Government Facilities,
    Series D                                       5.250    7/01/2036       2012 @ 100       A-/Baa1          115,000     115,826
                                                                                                             --------    --------
                                                                                                             $685,000    $641,670
                                                                                                              =======     =======

See accompanying notes to Schedule of Investments.

                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                        NOTES TO SCHEDULE OF INVESTMENTS

1. All ratings are by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and Moody's Investor Services, Inc. unless marked with the symbol "*", in which case the rating is by Fitch Ratings. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. In addition, certain Bonds in the Portfolio may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have a valuation which represents a premium over the call price or par.

     To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. To the extent that the Bonds were acquired at a price lower than the redemption price, this may represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions of net income will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and, unless utilized to pay for Units tendered for redemption, there will be distributed to Unitholders the principal amount and any premium received on such redemption. In this event the estimated current return and estimated long-term return may be affected by such redemptions.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. This bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.




                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

TRUST SPONSOR AND EVALUATOR

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

VALUATION OF MUNICIPAL BONDS

Municipal Bonds (Bonds) are stated at bid prices as determined by Claymore Securities, Inc., the "Evaluator" of the Trust. The aggregate bid prices of the Bonds are determined by the Evaluator based on (a) current bid prices of the Bonds, (b) current bid prices for comparable bonds, (c) appraisal, (d) insurance, or (e) any combination of the above.

COST OF MUNICIPAL BONDS

Cost of the Trust's Bonds was based on the offering prices of the Bonds on July 11, 2002 (Date of Deposit). Realized gain (loss) from Bond transactions is reported on an identified cost basis.

INVESTMENT INCOME

Interest income consists of amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  CHANGE IN ACCOUNTING PRINCIPLE

As required, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premiums or accreting discounts on debt securities.

3.  UNREALIZED APPRECIATION AND DEPRECIATION

Following is an analysis of net unrealized depreciation at June 30, 2004:

   Gross unrealized appreciation               $1,341
   Gross unrealized depreciation               (3,646)
                                            ---------
   Net unrealized depreciation                ($2,305)
                                            =========





                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  FEDERAL INCOME TAXES

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

5.  OTHER INFORMATION

COST TO INVESTORS

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 5.50% of the Public Offering Price (equivalent to 5.820% of the net amount invested).

DISTRIBUTIONS

Distributions of net investment income to Unitholders are declared and paid in accordance with the option (monthly and semiannual) selected by the investor. Income distributions, on a record date basis, are as follows:


                                                           PERIOD FROM
                                                         JULY 11, 2002
                          YEAR ENDED               (DATE OF DEPOSIT) TO
DISTRIBUTION            JUNE 30, 2004                    JUNE 30, 2003
     PLAN         PER UNIT           TOTAL        PER UNIT           TOTAL
----------        --------      ----------        --------      ----------
Monthly             $52.20         $34,794          $44.78         $32,868
Semiannual           52.12           3,207           23.55           1,413
                                ----------                       ---------
                                   $38,001                         $34,281
                                ==========                       =========


In addition, the Trust redeemed Units with proceeds from the sale of Bonds as follows:

                                                               PERIOD FROM
                                              YEAR           JULY 11, 2002
                                             ENDED    (DATE OF DEPOSIT) TO
                                           JUNE 30                JUNE 30,
                                              2004                    2003
                                         ----------             ----------
Principal portion                        $ 111,054                  $7,850
Net interest accrued                           292                      42
                                        ----------              ----------
                                         $ 111,346                  $7,892
                                        ==========              ==========
Units                                          114                       8
                                        ==========              ==========





                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

       PENNSYLVANIA INVESTMENT GRADE MUNICIPAL DEFINED PORTFOLIO, SERIES 1

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED
                                                    JUNE 30, 2004 (a)

PER UNIT OPERATING PERFORMANCE:

    Net asset value, beginning of period             $          994.42
                                                    ------------------
    Income from investment operations:
    Net investment income                                        49.83
    Net realized and unrealized gain (loss)
       on investment transactions                               (46.06)
                                                    ------------------
    Total from investment operations                              3.77
    Distributions to Unitholders:
    Net investment income                                       (52.75)
                                                    ------------------
    Total distributions                                         (52.75)
                                                    ------------------
    Net asset value, end of period                   $          945.44
                                                    ------------------

TOTAL RETURN (b)                                                  5.22%
AVERAGE NET ASSETS AS A PERCENTAGE OF:
    Expenses                                                      0.56%
    Net investment income                                         5.18%



(a) As required, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premiums and accreting discounts on debt securities.

(b)  Total return is based on average redemption prices per unit




                      Contents of Post-Effective Amendment
                            To Registration Statement

     A.   Bonding Arrangements of Depositor:

         The Depositor has obtained the following Securities Dealer Blanket Bond for its officers, directors and employees:

INSURER/POLICY NO.                                            AMOUNT
National Union Fire Insurance
Company of Pittsburgh,                                      $ 250,000
Pennsylvania
959-9000

     B. This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet
                                 The prospectus
                                 The signatures
                      The Consent of Independent Registered
                             Public Accounting Firm




                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, The Registrant, Claymore Securities Defined Portfolios, Series 130, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle, and State of Illinois, on the 26th day of January, 2005.

                              Claymore Securities Defined Portfolios, Series 130
                                                                      Registrant

                                                   By: Claymore Securities, Inc.
                                                                       Depositor

                                                        By: /s/ Nicholas Dalmaso

                                    Senior Managing Director and General Counsel





         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on January 26, 2005 by the following persons, who constitute a majority of the Board of Directors of Claymore Securities, Inc.



SIGNATURE                                          TITLE**                                DATE

David Hooten*                                      Chief Executive Officer and         )))/s/ Nicholas Dalmaso
                                                                                          --------------------
                                                   Chairman of the Board of Directors         Nicholas Dalmaso
                                                                                             Attorney-in-Fact*

                                                                                           January 26, 2005
                                                   Senior Managing Director and

/s/ Nicholas Dalmaso                               General Counsel                         January 26, 2005
---------------------
    Nicholas Dalmaso

/s/ Charles G. Millington                          Chief Financial Officer                 January 26, 2005
-------------------------
Charles G. Millington



     *    An executed copy of the related power of attorney was filed as Exhibit
          6.0 to Registration Statement No. 333-98345 on August 22, 2002.

     ** The titles of the persons named herein represent their capacity in and relationship to Claymore Securities, Inc., the Depositor.





                             Claymore Code of Ethics

   Incorporated herein by reference to Exhibit 2.1 to Amendment No. 1 to the Registration Statement on Form S-6 for Claymore Securities Defined Portfolios, Series 171 (File No. 333-112575) filed on February 19, 2004.